SCHEDULE OF MOVEMENT IN CONTRACT LIABILITIES (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Revenue from Contract with Customer [Abstract]
Balance at beginning of the year ended December 31	$ 141,612	$ 1,100,000	$ 2,800,000
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(141,612)	(1,100,000)	(2,300,000)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	180,233	1,400,000	600,000
Balance at end of the year ended December 31	$ 180,233	$ 1,400,000	$ 1,100,000